INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	December 31,
	2021	2020
Food and beverage	$38,500	$42,694
Merchandise	51,777	59,943
Consumables	2,253	9,906
Total inventories	$92,530	$112,543